Estimated Discounted Future Net Cash Flows Related to Proved Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 1,496,294		$ 869,882		$ 1,015,589
Future production costs	(517,101)		(323,855)		(208,733)
Future development costs	(219,879)		(262,084)		(206,612)
Future net cash flows	759,314		283,943		600,244
10% annual discount for estimated timing of cash flows	(342,150)		(181,725)		(330,924)
Standardized measure of discounted future net cash flows	417,164	[1]	102,218	[1]	269,320	[1]
Marcellus Joint Venture
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	427,167		364,157		252,384
Future production costs	(132,427)		(127,086)		(29,683)
Future development costs	(46,344)		(86,213)		(51,882)
Future net cash flows	248,396		150,858		170,819
10% annual discount for estimated timing of cash flows	(102,293)		(79,781)		(100,232)
Standardized measure of discounted future net cash flows	$ 146,103	[1]	$ 71,077	[1]	$ 70,587	[1]

[1]	Does not include the effects of income taxes on future revenues at December 31, 2013 and 2012 because as of December 31, 2013 and 2012, the Company was a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to the Company's equity holders. However, in connection with the closing of the IPO, as a result of the corporate reorganization, the Company became a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income.